Share-Based Compensation - Nonvested Shares (Details) - Unvested Restricted Awards - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Outstanding at beginning of year	1,146,000	1,769,000	1,783,000
Granted	362,804	388,211	672,724
Vested	(562,000)	(930,000)	(602,000)
Forfeited/canceled	(84,000)	(81,000)	(85,000)
Outstanding at end of year	863,000	1,146,000	1,769,000
Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	$ 31.11	$ 26.75	$ 24.19
Granted	46.23	38.38	30.67
Vested	29.95	26.05	23.74
Forfeited/canceled/adjusted	36.79	28.78	25.47
Outstanding at end of year	$ 37.78	$ 31.11	$ 26.75